CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Cash Flows From Operating Activities:
Net loss	$ (4,919,261)	$ (2,090,175)	$ (737,727)	$ (8,295,698)	$ (2,902,268)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs			14,000
Stock-based compensation	541,544	236,913	470,185	732,151	486,271
(Gain) loss on revaluation of derivative warrant liability	(442,390)	173,906	(8,588)	838,219	(332,095)
Stock issued for services	298,774	90,000		150,000
Depreciation	1,343			1,343
Loss on abandoned trademarks				5,401
Changes in operating assets and liabilities, net of effect of acquired business:
Prepaid expenses	316,348	60,000	9,174	(40,759)	(60,000)
Accounts payable	953,784	(437,232)	(66,320)	105,230	452,981
Accrued expenses	898,271	396,825	56,764	351,182	(52,057)
Accrued compensation	179,115			288,250
Accrued interest	33,079		79,067	7,009	7,500
Due to related party		(1,775)	281	(42,749)	14,252
Net Cash Used In Operating Activities	(2,139,393)	(1,571,538)	(183,164)	(5,900,421)	(2,385,416)
Cash Flows From Investing Activities:
Cash acquired in acquisition		255,748		255,748
Net Cash Used In Investing Activities		255,748		255,748
Cash Flows From Financing Activities:
Proceeds from notes payable - related parties	1,350,000
Proceeds from notes payable				500,000
Repayment of notes payable				(600,000)
Proceeds from issuance of common stock			50,000
Net proceeds from private placement	556,152	4,398,688	1,630,834	5,427,688	1,509,493
Deferred offering costs				(64,801)
Net Cash Provided by Financing Activities	1,906,152	4,398,688	1,680,834	5,262,887	1,509,493
Increase (Decrease) in Cash and Cash Equivalents	(233,241)	3,082,898	1,497,670	(381,786)	(875,923)
Cash and Cash Equivalents - Beginning of Period	294,351	676,137	54,390	676,137	1,552,060
Cash and Cash Equivalents - End of Period	61,110	3,759,035	1,552,060	294,351	676,137
Supplemental Disclosures of Cash Flow Information and Non-cash Transactions:
Interest paid				1,985
Income taxes paid
Fair value of warrants recorded as derivative warrant liability		704,005	1,459,531	1,198,564	768,435
Fair value of warrants issued for services				477,181
Reclassification of derivative warrant liability to additional paid-in capital	$ 813,319	$ 114,308		1,093,765	1,148,328
Conversion of promissory notes and accrued interest into common stock					633,333
Conversion of convertible promissory notes and accrued interest into common stock			1,836,813
Conversion of subordinated convertible promissory note and accrued interest into common stock			$ 394,245